CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) earnings	$ (243.1)	$ (5.0)	$ (96.4)	$ 14.4	$ (24.1)
Adjustments to reconcile net loss to net cash flows provided by operating activities:
Depreciation and amortization	16.2	14.8	64.1	41.5	33.5
Goodwill and long-lived asset impairment charge	208.7
Non-cash compensation	(0.7)	4.5	18.5	23.5	12.5
Amortization of deferred financing fees	0.3	0.3	1.1	0.3
Provision for inventory reserve	0.7	0.1	2.6	1.6	1.2
Change in allowance for doubtful accounts	(0.6)	0.9	9.8	0.8	(0.4)
Loss on disposal of property, equipment and other	0.6	0.8	5.0	(2.1)	0.9
Changes in operating assets and liabilities:
Accounts receivable	25.0	(10.6)	39.9	(23.2)	(43.0)
Inventories	(0.8)	(0.3)	3.6	(6.8)	(2.1)
Other current and non-current assets	1.2	(0.8)	(9.0)	(5.5)	(6.3)
Accounts payable	(3.2)	(3.8)	(13.8)	3.7	12.6
Other current and non-current liabilities	2.7	3.3	(5.4)	13.8	5.8
Net cash flows provided by (used in) operating activities	7.0	4.2	58.1	62.0	(9.4)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(4.8)	(29.6)	(70.8)	(84.0)	(49.4)
Proceeds from sale of assets	0.2	0.1	0.7	9.9	0.6
Acquisitions, net of cash acquired		(27.9)	(27.6)	(140.0)
Net cash flows used in investing activities	(4.6)	(57.4)	(97.7)	(214.1)	(48.8)
CASH FLOWS FROM FINANCING ACTIVITIES:
Purchase of treasury stock	(0.3)		(1.2)
Net cash flows (used in) provided by financing activities	(0.3)		(0.7)	315.9	58.2
Net change in cash and cash equivalents	2.1	(53.2)	(40.3)	163.8
Cash and cash equivalents, beginning of period	123.5	163.8	163.8
Cash and cash equivalents, end of period	125.6	110.6	123.5	163.8
Cash paid during period for:
Interest	0.1	0.1	29.4	0.1
Supplemental schedule of non-cash activities:
Change in deposits on capital expenditures	(4.4)	(1.4)	(9.8)	5.2
Accrued capital expenditures	$ 3.7	$ 10.1	$ 4.5	$ 10.6	$ 4.8